Related Party Balances and Transactions	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 22 – RELATED PARTY BALANCES AND TRANSACTIONS

As of December 31, 2021 and June 30, 2021, the Company had $1,402 and $30,925 payable to its major shareholder and CEO, Mr. Wenshan Xie for purchase of goods and services, respectively. These balances were included in accounts payable and accrued expenses presented on the Company’s balance sheet.